Schedule Pertaining to Ricoh's Lease Receivables (Detail) In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
Operating Leased Assets [Line Items]
Future minimum lease payments to be received	$ 7,865,976	¥ 645,010,000	¥ 624,321,000
Estimated non-guaranteed residual values	109,195	8,954,000	8,750,000
Unearned income	(501,622)	(41,133,000)	(40,720,000)
Allowance for doubtful receivables	(103,317)	(8,472,000)	(10,527,000)
Lease receivables, net	7,370,232	604,359,000	581,824,000
Less - Current portion of lease receivable, net	(2,586,598)	(212,101,000)	(202,938,000)
Amounts due after one year, net	$ 4,783,634	¥ 392,258,000	¥ 378,886,000